Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	September 30, 2025	December 31, 2024
Brands	$175,200	$162,575
Software development costs	1,061,772	935,888
Customer relationships	1,591,653	1,524,623
Computer software	45,611	39,220
Gross carrying value	$2,874,236	$2,662,306

Brands	134,831	113,474
Software development costs	793,153	664,536
Customer relationships	996,039	873,840
Computer software	39,693	29,141
Accumulated amortization	$1,963,716	$1,680,991
Intangible assets, net	$910,520	$981,315